Goodwill and Intangible Assets (Details) - Schedule of amortization of intangible assets attributable to future periods - USD ($)	Oct. 31, 2022	Oct. 31, 2021
Schedule Of Amortization Of Intangible Assets Attributable To Future Periods Abstract
2022	$ 224,962	$ 899,845
2023	899,845	899,845
2024	898,147	898,147
2025	6,143	6,413
2026	6,143	6,413
2027	6,143	6,413
2028	4,096	4,095
Total	$ 2,045,479	$ 2,720,361